Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
15.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

		Year ended December 31,
	2012	2013		2014
	Ordinary shares	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$

Basic earnings per share:
Numerator:
Net income	212,881	142,053	314,109	270,988	43,675	477,692	76,990
Denominator:
Weighted average ordinary shares outstanding	100,000,000	31,109,214	68,788,940	38,633,284	38,633,284	68,102,019	68,102,019

Basic earnings per share	2.13	4.57	4.57	7.01	1.13	7.01	1.13

Diluted earnings per share:
Numerator:
Net income	212,881	155,394	300,768	296,797	47,835	451,883	72,830
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 13)	—	300,768	—	451,883	72,830	—	—

Net income	212,881	456,162	300,768	748,680	120,665	451,883	72,830

Denominator:
Weighted average ordinary shares outstanding	100,000,000	31,109,214	68,788,940	38,633,284	38,633,284	68,102,019	68,102,019
Conversion of Class B into Class A ordinary shares (Note 13)	—	68,788,940	—	68,102,019	68,102,019	—	—
Dilutive effect of share-based awards	650,652	4,431,072	—	6,096,282	6,096,282	—	—

Weighted-average number of shares outstanding- diluted	100,650,652	104,329,226	68,788,940	112,831,585	112,831,585	68,102,019	68,102,019

Diluted earnings per share	2.12	4.37	4.37	6.64	1.07	6.64	1.07

The effects of 2,048,849, 43,846 and nil stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2012, 2013 and 2014, respectively. The effects of 62,637 and 300,185 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the year ended December 31, 2013 and 2014.